Financial Risk Management - Schedule of Gearing Ratios (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	₩ 10,785,572	₩ 10,520,690
Less: cash and cash equivalents	(3,506,971)	(3,716,680)	₩ (2,879,554)	₩ (2,449,062)
Net debt	7,278,601	6,804,010
Total equity	19,416,811	17,967,561	₩ 18,542,575	₩ 18,412,696
Total capital	₩ 26,695,412	₩ 24,771,571
Gearing ratio	27.00%	27.00%